Interests in associates and joint ventures - Total (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
Interests in associates and joint ventures	€ 1,491	€ 1,486	€ 1,440	€ 98